Related Party Transactions (Details) ¥ in Millions		12 Months Ended
	May 06, 2021	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)
Related Party Transactions [Abstract]
Related party description	As disclosed in Note 11, on May 6, 2021, the Company entered into a real estate property purchase agreement with related party Jiangxi Yueshang to purchase certain residential apartment and commercial office space totaling 2,749.30 square meters with total purchase price of RMB32 million (approximately $4.95 million).
Prepayment amount		$ (2,476,800)	¥ 16